Shareholder Fees - Class P2 Shares - Voya Short Term Bond Fund - Class P2	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
Total	none	none